Lease liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Balance at beginning of period	€ 443,507
Interest expense	6,654	€ 4,947
Repayment of lease liabilities (including interest expense)	65,000
Business combinations	29,890
Balance at end of period	585,313
Non-current	463,552		€ 332,050
Current	121,761		€ 111,457
Lease liabilities
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	6,654
Repayment of lease liabilities (including interest expense)	(65,769)
Business combinations	160,751
Additions due to new leases and store renewals	57,175
Decrease of lease liabilities due to store closures	(9,148)
Translation differences	€ (7,857)